Other payables - Klein Note Settlement payable (Details) - USD ($)	Nov. 20, 2023	Nov. 06, 2024	Oct. 15, 2024	Oct. 03, 2024	Sep. 30, 2024	Dec. 31, 2023	Oct. 13, 2023	Feb. 03, 2023	Jul. 14, 2022
Debt Instruments
Aggregate principal amount		$ 5,106,599	$ 5,106,599	$ 5,106,599			$ 6,505,000	$ 750,000
Promissory notes | Benjamin Klein
Debt Instruments
Other payable					$ 0	$ 1,603,169
Aggregate principal amount									$ 2,090,264
Settlement payment to be made	$ 2,228,169
Initial immediate payment	250,000
Average monthly blended payment	$ 75,000